INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
Intangible assets as of December 31, 2025 included the following:

	Licenses and internal developments	Customer relationships and contracts	Platforms	Non-compete agreements	Trademarks	Cryptocurrencies	Total
Useful life (years)	3 - 5	1 - 9	4 - 8	3	1 - 9	—
Cost
Values at beginning of year	301,669	299,969	31,824	5,468	6,481	101	645,512
Additions related to business combinations	109	14,732	—	12	—	—	14,853
Additions from separate acquisitions	9,993	—	—	—	—	—	9,993
Additions from internal development	55,228	—	—	—	—	—	55,228
Derecognition	(20,492)	—	—	—	—	(101)	(20,593)
Translation	7,687	13,014	178	(47)	—	—	20,832
Values at end of year	354,194	327,715	32,002	5,433	6,481	—	725,825

Amortization and impairment
Accumulated at beginning of year	167,864	83,262	13,333	2,317	611	101	267,488
Additions	70,750	42,083	6,360	590	1,467	—	121,250
Derecognition	(19,220)	—	—	—	—	(101)	(19,321)
Translation	3,758	5,664	1,080	(45)	—	—	10,457
Accumulated at end of year	223,152	131,009	20,773	2,862	2,078	—	379,874
Carrying amount	131,042	196,706	11,229	2,571	4,403	—	345,951

Intangible assets as of December 31, 2024 included the following:

	Licenses and internal developments	Customer relationships and contracts	Platforms	Non-compete agreements	Trademarks	Cryptocurrencies	Total
Useful life (years)	3 - 5	1 - 9	4 - 8	3	1 - 9	—
Cost
Values at beginning of year	222,289	210,080	33,097	3,801	6,481	1,908	477,656
Additions related to business combinations	1,885	99,128	—	1,725	—	—	102,738
Additions from separate acquisitions	19,288	—	—	—	—	—	19,288
Additions from internal development	72,355	—	—	—	—	—	72,355
Derecognition	(11,454)	—	—	—	—	(1,807)	(13,261)
Translation	(2,694)	(9,239)	(1,273)	(58)	—	—	(13,264)
Values at end of year	301,669	299,969	31,824	5,468	6,481	101	645,512

Amortization and impairment
Accumulated at beginning of year	123,573	58,972	7,332	1,843	—	275	191,995
Additions	54,199	26,999	6,360	530	611	—	88,699
(Reversal) Impairment loss recognized in profit or loss	1,751	—	—	—	—	(174)	1,577
Derecognition	(10,951)	—	—	—	—	—	(10,951)
Translation	(708)	(2,709)	(359)	(56)	—	—	(3,832)
Accumulated at end of year	167,864	83,262	13,333	2,317	611	101	267,488
Carrying amount	133,805	216,707	18,491	3,151	5,870	—	378,024